UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-21485

Cohen & Steers Infrastructure Fund, Inc.

Exact Name of Registrant (as specified in charter)

280 Park Avenue New York, NY	10017
Address of Principal Executive Office	(Zip code)

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 29, 2018 (Unaudited)*

		Number of Shares/Units	Value
COMMON STOCK	118.9%
AUSTRALIA	4.3%
ELECTRIC—REGULATED ELECTRIC	1.4%
Spark Infrastructure Group(a)		15,978,654	$29,471,496

PIPELINES—C-CORP	0.7%
APA Group(a),(b)		2,391,636	14,562,611

TOLL ROADS	2.2%
Transurban Group(a),(b)		4,972,598	43,851,382

TOTAL AUSTRALIA			87,885,489

BRAZIL	4.0%
RAILWAYS	1.9%
Rumo SA(c)		9,409,701	37,479,764

WATER	2.1%
Cia de Saneamento Basico do Estado de Sao Paulo(b)		4,107,116	43,541,190

TOTAL BRAZIL			81,020,954

CANADA	9.8%
PIPELINES—C-CORP	7.8%
Enbridge(b)		3,210,606	100,977,029
Keyera Corp.		21,547	560,438
Kinder Morgan Canada Ltd., 144A(d)		794,454	11,426,424
Pembina Pipeline Corp.		1,489,993	46,491,806

			159,455,697

RAILWAYS	2.0%
Canadian Pacific Railway Ltd.(b)		232,413	40,985,938

TOTAL CANADA			200,441,635

CHINA	1.1%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)(a)		15,242,000	21,640,156

FRANCE	3.2%
TOLL ROADS
Eiffage SA(a)		302,160	34,413,369
Vinci SA(a)		305,664	30,106,377

TOTAL FRANCE			64,519,746

GERMANY	1.4%
AIRPORTS
Fraport AG(a)		289,198	28,541,551

		Number of Shares/Units	Value
HONG KONG	3.1%
ELECTRIC—REGULATED ELECTRIC	1.6%
CLP Holdings Ltd.(a),(b)		3,277,000	$33,412,306

PIPELINES—C-CORP	0.8%
Beijing Enterprises Holdings Ltd.(a)		3,103,500	16,343,295

WATER	0.7%
Guangdong Investment Ltd.(a)		8,491,247	13,452,398

TOTAL HONG KONG			63,207,999

ITALY	4.6%
COMMUNICATIONS—TOWERS	2.6%
Ei Towers S.p.A.(a),(b)		233,441	13,087,170
Infrastrutture Wireless Italiane S.p.A., 144A(a),(b),(d)		4,969,433	39,355,133

			52,442,303

TOLL ROADS	2.0%
Atlantia S.p.A.(a),(b)		1,335,023	41,367,487

TOTAL ITALY			93,809,790

JAPAN	8.0%
ELECTRIC—INTEGRATED ELECTRIC	2.6%
Kyushu Electric Power Co.(a)		2,352,800	28,415,979
Tohoku Electric Power Co.(a)		1,864,400	25,361,884

			53,777,863

GAS DISTRIBUTION	1.0%
Tokyo Gas Co., Ltd.(a)		744,200	19,885,166

RAILWAYS	4.4%
Central Japan Railway Co.(a),(b)		252,799	48,244,791
West Japan Railway Co.(a),(b)		574,000	40,694,742

			88,939,533

TOTAL JAPAN			162,602,562

MALAYSIA	0.9%
AIRPORTS
Malaysia Airports Holdings Berhad		7,839,000	17,935,665

MEXICO	3.0%
AIRPORTS	1.6%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares		3,209,302	31,709,951

ELECTRIC—REGULATED ELECTRIC	0.5%
CFE Capital S de RL de CV(c)		10,223,700	10,712,953

		Number of Shares/Units	Value
TOLL ROADS	0.9%
OHL Mexico SAB de CV(b)		10,298,002	$19,395,137

TOTAL MEXICO			61,818,041

NEW ZEALAND	1.9%
AIRPORTS
Auckland International Airport Ltd.(a),(b)		8,575,265	38,051,916

SPAIN	3.5%
AIRPORTS	2.9%
Aena SME SA, 144A(a),(b),(d)		291,121	58,702,625

TOLL ROADS	0.6%
Ferrovial SA(a)		618,987	12,941,598

TOTAL SPAIN			71,644,223

SWITZERLAND	1.0%
AIRPORTS
Flughafen Zuerich AG(a)		93,835	20,724,312

THAILAND	2.3%
AIRPORTS
Airports of Thailand PCL(a)		22,282,200	47,168,824

UNITED KINGDOM	2.3%
ELECTRIC—REGULATED ELECTRIC	1.5%
National Grid PLC(a)		2,742,655	30,872,644

WATER	0.8%
United Utilities Group PLC(a),(b)		1,666,007	16,731,221

TOTAL UNITED KINGDOM			47,603,865

UNITED STATES	64.5%
COMMUNICATIONS—TOWERS	12.8%
American Tower Corp.(b),(e)		789,475	114,742,297
Crown Castle International Corp.(b),(e)		1,330,543	145,840,818

			260,583,115

DIVERSIFIED	0.6%
Macquarie Infrastructure Co. LLC(b),(e)		292,988	10,820,047

ELECTRIC	25.8%
INTEGRATED ELECTRIC	8.2%
FirstEnergy Corp.(b)		882,393	30,010,186
NextEra Energy(b),(e)		842,825	137,658,607

			167,668,793

		Number of Shares/Units	Value
REGULATED ELECTRIC	17.6%
Alliant Energy Corp.(b),(e)		955,815	$39,054,601
CMS Energy Corp.(b),(e)		830,962	37,634,269
DTE Energy Co.(b),(e)		383,965	40,085,946
Edison International(b),(e)		823,711	52,437,442
Great Plains Energy(b),(e)		1,299,214	41,302,013
PG&E Corp.(b),(e)		648,097	28,470,901
WEC Energy Group(b),(e)		940,137	58,946,590
Xcel Energy(b),(e)		1,322,528	60,148,574

			358,080,336

TOTAL ELECTRIC			525,749,129

GAS DISTRIBUTION	6.1%
Atmos Energy Corp.(b),(e)		679,534	57,243,944
NiSource(b),(e)		1,456,383	34,822,117
Southwest Gas Holdings(b),(e)		475,517	32,159,215

			124,225,276

PIPELINES	10.2%
PIPELINES—C-CORP	8.3%
Antero Midstream GP LP(b),(e)		682,685	10,916,133
Cheniere Energy(b),(c),(e)		918,082	49,071,483
Kinder Morgan(b),(e)		3,697,346	55,682,031
ONEOK(b)		847,333	48,230,194
SemGroup Corp., Class A(b),(e)		233,925	5,005,995

			168,905,836

PIPELINES—MLP	1.9%
Hess Midstream Partners LP(b),(e)		465,455	8,862,263
MPLX LP(b),(e)		888,494	29,355,842

			38,218,105

TOTAL PIPELINES			207,123,941

RAILWAYS	6.2%
Norfolk Southern Corp.(b),(e)		270,162	36,682,596
Union Pacific Corp.(b),(e)		671,404	90,256,840

			126,939,436

WATER	2.8%
American Water Works Co.(b),(e)		700,736	57,551,448

		Number of Shares/Units	Value
TOTAL UNITED STATES			$1,312,992,392

TOTAL COMMON STOCK (Identified cost—$1,988,410,698)			2,421,609,120

PREFERRED SECURITIES—$25 PAR VALUE	6.0%
BERMUDA	0.1%
INSURANCE—REINSURANCE
Arch Capital Group Ltd., 5.45%, Series F (USD)(f)		80,000	1,963,200

UNITED STATES	5.9%
BANKS	3.0%
Bank of America Corp., 6.20%, Series CC(f)		112,525	2,927,900
Bank of America Corp., 6.00%, Series EE(f)		150,000	3,892,500
Bank of America Corp., 6.50%, Series Y(b),(e),(f)		212,456	5,608,838
BB&T Corp., 5.625% to 8/1/18, Series E(f)		28,347	712,360
Capital One Financial Corp., 6.70%, Series D(f)		85,183	2,251,387
Capital One Financial Corp., 6.00%, Series H(f)		54,285	1,410,867
Citigroup, 6.875% to 11/15/23, Series K(f),(g)		77,834	2,181,687
Citigroup, 6.30%, Series S(f)		147,743	3,884,163
GMAC Capital Trust I, 7.624% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(h)		232,552	6,041,701
Huntington Bancshares, 6.25%, Series D(f)		73,122	1,992,575
JPMorgan Chase & Co., 6.10%, Series AA(b),(e),(f)		196,847	5,194,792
JPMorgan Chase & Co., 6.125%, Series Y(b),(f)		180,722	4,729,495
New York Community Bancorp, 6.375% to 3/17/27, Series A(b),(f),(g)		106,668	2,904,570
Regions Financial Corp., 6.375% to 9/15/24, Series B(b),(e),(f),(g)		98,085	2,727,744
Wells Fargo & Co, 5.25%, Series P(f)		60,900	1,499,967
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(b),(f),(g)		120,462	3,166,946
Wells Fargo & Co., 6.00%, Series T(b),(e),(f)		150,000	3,826,500
Wells Fargo & Co., 5.70%, Series W(b),(e),(f)		168,039	4,234,583
Wells Fargo & Co., 5.625%, Series Y(f)		99,275	2,486,839

			61,675,414

ELECTRIC	0.7%
INTEGRATED ELECTRIC	0.5%
Integrys Holdings, 6.00% to 8/1/23, due 8/1/73(b),(g)		158,638	4,184,077
Southern Co./The, 6.25%, due 10/15/75(b),(e)		193,189	5,150,419
Southern Co./The, 5.25%, due 12/1/77		90,000	2,187,000

			11,521,496

		Number of Shares/Units	Value
REGULATED ELECTRIC	0.2%
DTE Energy Co., 5.375%, due 6/1/76, Series B(b)		156,011	$3,848,791

TOTAL ELECTRIC			15,370,287

FINANCIAL	0.7%
DIVERSIFIED FINANCIAL SERVICES	0.1%
KKR & Co. LP, 6.75%, Series A(b),(f)		112,000	2,947,840

INVESTMENT BANKER/BROKER	0.6%
Charles Schwab Corp./The, 5.95%, Series D(b),(e),(f)		72,943	1,910,377
Morgan Stanley, 6.875% to 1/15/24, Series F(f),(g)		141,847	3,975,972
Morgan Stanley, 6.375% to 10/15/24, Series I(f),(g)		125,000	3,390,000
Morgan Stanley, 5.85% to 4/15/27, Series K(f),(g)		99,200	2,588,128

			11,864,477

TOTAL FINANCIAL			14,812,317

INDUSTRIALS—CHEMICALS	0.4%
CHS, 7.10% to 3/31/24, Series 2(f),(g)		135,283	3,801,452
CHS, 6.75% to 9/30/24, Series 3(b),(f),(g)		137,935	3,714,590

			7,516,042

INSURANCE—MULTI-LINE	0.1%
Hanover Insurance Group/The, 6.35%, due 3/30/53		82,237	2,064,149

INTEGRATED TELECOMMUNICATIONS SERVICES	0.1%
AT&T, 5.35%, due 11/1/66		100,000	2,540,000

PIPELINES	0.1%
NuStar Energy LP, 7.625% to 6/15/22, Series B(f),(g)		80,000	1,744,000

REAL ESTATE—DIVERSIFIED	0.4%
Saul Centers, 6.875%, Series C(f)		46,165	1,154,125
VEREIT, 6.70%, Series F(b),(f)		246,816	6,269,126

			7,423,251

TECHNOLOGY—SOFTWARE	0.1%
eBay, 6.00%, due 2/1/56(b)		95,400	2,512,836

UTILITIES	0.3%
Dominion Resources, 5.25%, due 7/30/76, Series A(b)		7,660	185,678
SCE Trust IV, 5.375% to 9/15/25, Series J(f),(g)		111,918	2,876,293

		Number of Shares/Units	Value
SCE Trust VI, 5.00%(f)		96,933	$2,194,563

			5,256,534

TOTAL UNITED STATES			120,914,830

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$118,573,286)			122,878,030

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	15.7%
AUSTRALIA	0.7%
BANKS	0.3%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (USD)(b),(d),(f),(g)		$4,000,000	4,260,000
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (USD)(b),(d),(f),(g)		2,200,000	2,158,750

			6,418,750

INSURANCE-PROPERTY CASUALTY	0.3%
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (USD)(g)		4,000,000	4,345,000
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (USD)(g)		1,800,000	1,864,643

			6,209,643

MATERIAL—METALS & MINING	0.1%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (USD)(d),(g)		2,000,000	2,250,000

TOTAL AUSTRALIA			14,878,393

BRAZIL	0.1%
BANKS
Itau Unibanco Holding SA, 6.50% to 3/19/23, 144A (USD)(d),(f),(g)		2,600,000	2,575,898

CANADA	1.2%
PIPELINES	0.8%
Enbridge, 6.00% to 1/15/27, due 1/15/77, Series 16-A (USD)(g)		1,360,000	1,346,400
Enbridge, 6.25% to 3/1/28, due 3/1/78 (USD)(g)		4,880,000	4,850,523
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (USD)(g)		2,000,000	2,055,000

		Principal Amount	Value
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (USD)(b),(g)		$4,990,000	$5,214,550
Transcanada Trust, 5.30% to 3/15/27, due 3/15/77 (USD)(g)		1,375,000	1,360,391

			14,826,864

UTILITIES—ELECTRIC UTILITIES	0.4%
Emera, 6.75% to 6/15/26, due 6/15/76, Series 16-A (USD)(b),(g)		8,000,000	8,680,000

TOTAL CANADA			23,506,864

DENMARK	0.1%
BANKS
Danske Bank A/S, 6.125% to 3/28/24 (USD)(f),(g)		2,600,000	2,646,150

FRANCE	0.9%
BANKS	0.7%
BNP Paribas SA, 7.195% to 6/25/37, 144A (USD)(b),(d),(f),(g)		3,000,000	3,337,500
BNP Paribas SA, 7.375% to 8/19/25, 144A (USD)(d),(f),(g)		1,800,000	1,962,000
BNP Paribas SA, 7.625% to 3/30/21, 144A (USD)(b),(d),(f),(g)		3,800,000	4,089,750
Credit Agricole SA, 8.125% to 12/23/25, 144A (USD)(b),(d),(f),(g)		2,950,000	3,368,558
Societe Generale SA, 7.375% to 9/13/21, 144A (USD)(b),(d),(f),(g)		2,600,000	2,772,250

			15,530,058

INSURANCE—LIFE/HEALTH INSURANCE	0.2%
La Mondiale Vie, 7.625% to 4/23/19 (USD)(f),(g)		3,250,000	3,369,470

TOTAL FRANCE			18,899,528

GERMANY	0.2%
BANKS
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (USD)(b),(d)		3,088,000	3,929,094

ITALY	0.5%
UTILITIES—ELECTRIC UTILITIES
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (USD)(b),(d),(g)		8,635,000	10,264,856

JAPAN	0.6%
INSURANCE—LIFE/HEALTH INSURANCE	0.5%
Dai-ichi Life Insurance Co. Ltd., 5.10% to 10/28/24, 144A (USD)(b),(d),(f),(g)		2,000,000	2,091,720
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (USD)(b),(d),(g)		3,600,000	3,748,500
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (USD)(b),(d),(g)		5,000,000	5,212,500

			11,052,720

		Principal Amount	Value
INTEGRATED TELECOMMUNICATIONS SERVICES	0.1%
SoftBank Group Corp., 5.375%, due 7/30/22 (USD)		$500,000	$506,250
SoftBank Group Corp., 6.875% to 7/19/27 (USD)(f),(g)		1,100,000	1,049,345

			1,555,595

TOTAL JAPAN			12,608,315

NETHERLANDS	0.6%
BANKS
ING Groep N.V., 6.875% to 4/16/22 (USD)(f),(g)		3,600,000	3,775,716
Rabobank Nederland, 11.00% to 6/30/19, 144A (USD)(b),(d),(f),(g)		8,120,000	8,909,751

TOTAL NETHERLANDS			12,685,467

NORWAY	0.2%
BANKS
DNB Bank ASA, 6.50% to 3/26/22 (USD)(f),(g)		3,000,000	3,127,128

SPAIN	0.1%
BANKS
Banco Bilbao Vizcaya Argentaria SA, 9.00% to 5/9/18 (USD)(f),(g)		2,400,000	2,415,360

SWEDEN	0.2%
BANKS
Swedbank AB, 6.00% to 3/17/22 (USD)(f),(g)		3,000,000	3,067,500

SWITZERLAND	1.0%
BANKS	0.8%
Credit Suisse Group AG, 7.125% to 7/29/22 (USD)(f),(g)		4,800,000	5,022,000
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (USD)(d),(f),(g)		2,391,000	2,594,477
UBS Group AG, 6.875% to 3/22/21 (USD)(f),(g)		1,800,000	1,891,051
UBS Group AG, 7.125% to 2/19/20 (USD)(f),(g)		5,046,000	5,258,437
UBS Group AG, 7.125% to 8/10/21 (USD)(f),(g)		1,600,000	1,689,107

			16,455,072

INSURANCE—REINSURANCE	0.2%
Aquarius + Investments PLC, 8.25% to 9/1/18, Series EMTN (USD)(f),(g)		4,000,000	4,068,300

TOTAL SWITZERLAND			20,523,372

UNITED KINGDOM	2.6%
BANKS
Barclays PLC, 7.875% to 3/15/22 (USD)(f),(g)		3,200,000	3,406,013

		Principal Amount		Value
Barclays PLC, 8.25% to 12/15/18 (USD)(b),(f),(g)		$4,161,000		$4,304,180
HBOS Capital Funding LP, 6.85% (USD)(f)		2,400,000		2,447,100
HSBC Capital Funding LP, 10.176% to 6/30/30, 144A (USD)(b),(d),(f),(g)		8,950,000		14,057,049
HSBC Holdings PLC, 6.25% to 3/23/23 (USD)(f),(g)		1,800,000		1,842,750
HSBC Holdings PLC, 6.375% to 3/30/25 (USD)(f),(g)		1,400,000		1,443,750
HSBC Holdings PLC, 6.50% to 3/23/28 (USD)(f),(g)		1,200,000		1,225,500
HSBC Holdings PLC, 6.875% to 6/1/21 (USD)(b),(f),(g)		3,800,000		4,023,250
Lloyds Banking Group PLC, 7.50% to 6/27/24 (USD)(b),(f),(g)		4,334,000		4,707,808
Nationwide Building Society, 10.25%(f)		1,980,000		4,347,478
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (USD)(b),(f),(g)		2,004,000		2,515,020
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (USD)(b),(f),(g)		7,400,000		8,056,750
				52,376,648
UNITED STATES	6.7%
BANKS	3.2%
AgriBank FCB, 6.875% to 1/1/24(b),(f),(g)		37,000	†	3,998,312
Bank of America Corp., 6.10% to 3/17/25, Series AA(f),(g)		1,513,000		1,594,324
Bank of America Corp., 6.30% to 3/10/26, Series DD(b),(e),(f),(g)		4,500,000		4,837,500
Bank of America Corp., 5.875% to 3/15/28, Series FF(f),(g)		350,000		352,645
Bank of America Corp., 6.50% to 10/23/24, Series Z(b),(f),(g)		3,169,000		3,410,953
Citigroup, 5.90% to 2/15/23(f),(g)		3,000,000		3,101,250
Citigroup, 6.125% to 11/15/20, Series R(b),(f),(g)		1,225,000		1,290,354
Citigroup, 6.25% to 8/15/26, Series T(b),(f),(g)		2,750,000		2,908,125
CoBank ACB, 6.25% to 10/1/22, Series F(b),(f),(g)		52,500		5,565,000
CoBank ACB, 6.25% to 10/1/26, Series I(b),(f),(g)		2,866,000		3,066,001
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(b),(d),(f),(g),(i)		35,300	†	3,830,050
Farm Credit Bank of Texas, 10.00%, Series I(b),(f)		7,000	†	8,225,000
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(b),(f),(g)		6,000,000		6,553,500
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(f),(g)		3,000,000		3,153,750
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Z(f),(g)		1,850,000		1,904,575
PNC Financial Services Group, 6.75% to 8/1/21(f),(g)		3,000,000		3,260,250
Wells Fargo & Co., 5.895% to 6/15/18, Series K (FRN) (3 Month US LIBOR + 3.77%)(f),(h)		2,000,000		2,031,180
Wells Fargo & Co., 5.875% to 6/15/25, Series U(b)(f),(g)		2,320,000		2,443,540
Wells Fargo Capital X, 5.95%, due 12/15/36, (TruPS)		2,830,000		3,070,550

				64,596,859

		Principal Amount		Value
COMMUNICATIONS—TOWERS	0.4%
Crown Castle International Corp., 6.875%, due 8/1/20, Series A (Convertible)(b)		$7,400	†	$8,245,570
ELECTRIC	0.4%
INTEGRATED ELECTRIC	0.2%
Southern California Edison Co., 6.25% to 2/1/22, Series E(f),(g)		4,150,000		4,419,750
REGULATED ELECTRIC	0.2%
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(g)		3,000,000		3,118,105
TOTAL ELECTRIC				7,537,855
FOOD	0.3%
Dairy Farmers of America, 7.875%, 144A(d),(f),(i)		60,000	†	6,051,756
INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.3%
General Electric Co., 5.00% to 1/21/21, Series D(b),(e),(f),(g)		6,407,000		6,350,939
INSURANCE	1.5%
LIFE/HEALTH INSURANCE	1.1%
MetLife, 9.25%, due 4/8/38, 144A(b),(d)		6,500,000		8,872,500
MetLife, 5.25% to 6/15/20, Series C(b),(f),(g)		5,200,000		5,328,648
MetLife, 5.875% to 3/15/28, Series D(f),(g)		2,530,000		2,577,437
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(b),(d)		4,500,000		5,670,000
				22,448,585
PROPERTY CASUALTY	0.4%
Assurant, 7.00% to 3/27/28, due 3/27/48(g)		2,100,000		2,153,536
Liberty Mutual Group, 7.80%, due 3/7/37, 144A(b),(d)		4,500,000		5,580,000
				7,733,536
TOTAL INSURANCE				30,182,121
INTEGRATED TELECOMMUNICATIONS SERVICES	0.5%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(b),(d),(e)		8,989	†	10,112,590
PIPELINES	0.1%
Enterprise Products Operating LP, 5.481% to 6/18/18, due 8/1/66, Series A (FRN) (3 Month US LIBOR + 3.708%)(h)		166,000		166,632

		Principal Amount	Value
Plains All American Pipeline LP, 6.125% to 11/15/22, Series B(f),(g)		$2,895,000	$2,800,913

			2,967,545

TOTAL UNITED STATES			136,045,235

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$292,641,059)			319,549,808

		Number of Shares
SHORT-TERM INVESTMENTS	0.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51%(j)		587,712	587,712

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$587,712)			587,712

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,400,212,755)	140.6%		2,864,624,670
LIABILITIES IN EXCESS OF OTHER ASSETS	(40.6)		(827,132,832)

NET ASSETS (Equivalent to $23.88 per share based on 85,319,794 shares of common stock outstanding)	100.0%		$2,037,491,838

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
HKD	Hong Kong Dollar
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	March 29, 2018 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Schedule of Investments.
†	Represents shares.

(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 36.7% of the net assets of the Fund, of which 36.7% have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)	All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $1,737,601,692 in aggregate has been pledged as collateral.
(c)	Non-income producing security.
(d)	Resale is restricted to qualified institutional investors. Aggregate holdings amounting to $227,183,731 or 11.2% of the net assets of the Fund, of which 0.3% are illiquid.
(e)	A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $780,318,195 in aggregate has been rehypothecated.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
(g)	Security converts to floating rate after the indicated fixed-rate coupon period.
(h)	Variable rate. Rate shown is in effect at March 29, 2018.
(i)	Security value is determined based on significant unobservable inputs (Level 3).
(j)	Rate quoted represents the annualized seven-day yield of the fund.

Sector Breakdown

(Based on Managed Assets)

(Unaudited)

Sector Summary	% of Managed Assets
Electric (Common)	23.7
Pipelines (Common)	13.8
Communications (Common)	10.8
Railways (Common)	10.2
Banks (Preferred)	8.6
Airports (Common)	8.4
Toll Roads (Common)	7.0
Gas Distribution (Common)	5.0
Water (Common)	4.5
Other	3.9
Insurance (Preferred)	1.8
Utilities (Preferred)	0.8
Electric (Preferred)	0.8
Pipelines (Preferred)	0.7

100.0

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 29, 2018 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s Schedule of Investments have been presented through that date.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 29, 2018, there were $708,477,179 of securities transferred from Level 1 to Level 2 which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 29, 2018.

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Brazil	$81,020,954	$81,020,954	$—	$—
Canada	200,441,635	200,441,635	—	—
Malaysia	17,935,665	17,935,665	—	—
Mexico	61,818,041	61,818,041	—	—
United States	1,312,992,392	1,312,992,392	—	—
Other Countries	747,400,433		747,400,433
Preferred Securities—$25 Par Value:
United States	120,914,830	116,730,753	4,184,077	—
Other Countries	1,963,200	1,963,200	—	—
Preferred Securities—Capital Securities:
United States	136,045,235	—	126,163,429	9,881,806
Other Countries	183,504,573	—	183,504,573	—
Short-Term Investments	587,712	—	587,712	—

Total Investments in Securities(a)	$2,864,624,670	$1,792,902,640	$1,061,840,224	$9,881,806	(b)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— United States
Balance as of December 31, 2017	$6,301,302
Transfers in	3,830,050
Change in unrealized appreciation (depreciation)	(249,546)

Balance as of March 29, 2018	$9,881,806

The change in unrealized appreciation (depreciation) attributable to securities owned on March 29, 2018 which were valued using significant unobservable inputs (Level 3) amounted to $(302,496).

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: May 25, 2018